Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of September 2014
Collection Period Start	1-Sep-14	Distribution Date	15-Oct-14
Collection Period End	30-Sep-14	30/360 Days	30
Beg. of Interest Period	15-Sep-14	Actual/360 Days	30
End of Interest Period	15-Oct-14

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,517,865,698.77	965,845,653.99	911,575,327.20	0.6005639
Total Securities		1,517,865,698.77	965,845,653.99	911,575,327.20	0.6005639
Class A-1 Notes	0.230000%	195,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.450000%	195,000,000.00	77,993,430.70	60,207,357.22	0.3087557
Class A-2b Notes	0.283600%	400,000,000.00	159,986,524.52	123,502,271.21	0.3087557
Class A-3 Notes	0.610000%	360,000,000.00	360,000,000.00	360,000,000.00	1.0000000
Class A-4 Notes	0.740000%	109,825,000.00	109,825,000.00	109,825,000.00	1.0000000
Certificates	0.000000%	258,040,698.77	258,040,698.77	258,040,698.77	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	17,786,073.49	29,247.54	91.2106333	0.1499874
Class A-2b Notes	36,484,253.30	37,810.15	91.2106333	0.0945254
Class A-3 Notes	0.00	183,000.00	0.0000000	0.5083333
Class A-4 Notes	0.00	67,725.42	0.0000000	0.6166667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	54,270,326.79	317,783.11

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				13,492,669.25
Monthly Interest				4,368,359.03
Total Monthly Payments				17,861,028.28

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				542,839.94
Aggregate Sales Proceeds Advance				16,264,619.44
Total Advances				16,807,459.38

Vehicle Disposition Proceeds:
Reallocation Payments				19,144,963.00
Repurchase Payments				1,241,085.49
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				17,339,299.80
Excess Wear and Tear and Excess Mileage				245,371.26
Remaining Payoffs				0.00
Net Insurance Proceeds				469,234.77
Residual Value Surplus				212,607.75
Total Collections				73,321,049.73

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	14,459,257.00			982
Involuntary Repossession	315,812.00			18
Voluntary Repossession	205,143.00			13
Full Termination	4,134,039.00			230
Bankruptcy	30,712.00			1
Insurance Payoff		465,292.38		26
Customer Payoff			224,462.83	13
Grounding Dealer Payoff			11,852,893.19	616
Dealer Purchase			3,936,691.61	192
Total	19,144,963.00	465,292.38	16,014,047.63	2,091

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of September 2014

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	49,667	1,084,947,085.96	7.00000%	965,845,653.99
Total Depreciation Received		(15,385,425.49)		(12,415,399.03)
Principal Amount of Gross Losses	(74)	(1,474,836.54)		(1,330,220.83)
Repurchase / Reallocation	(67)	(1,385,165.13)		(1,241,085.49)
Early Terminations	(1,075)	(20,190,725.09)		(17,729,668.00)
Scheduled Terminations	(1,207)	(23,916,178.03)		(21,553,953.44)
Pool Balance - End of Period	47,244	1,022,594,755.68		911,575,327.20

Remaining Pool Balance
Lease Payment				182,362,171.88
Residual Value				729,213,155.32
Total				911,575,327.20

III. DISTRIBUTIONS

Total Collections					73,321,049.73
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					73,321,049.73

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					658,953.87
3. Reimbursement of Sales Proceeds Advance					11,354,274.46
4. Servicing Fee:
Servicing Fee Due					804,871.38
Servicing Fee Paid					804,871.38
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					12,818,099.71

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					29,247.54

Class A-2 Notes Monthly Interest Paid					29,247.54
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					37,810.15

Class A-2 Notes Monthly Interest Paid					37,810.15
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					183,000.00

Class A-3 Notes Monthly Interest Paid					183,000.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of September 2014

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	67,725.42

Class A-4 Notes Monthly Interest Paid	67,725.42
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	317,783.11
Total Note and Certificate Monthly Interest Paid	317,783.11
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	60,185,166.91

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	54,270,326.79

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	54,270,326.79
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	5,914,840.12

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of September 2014

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		7,589,328.49
Required Reserve Account Amount		22,767,985.48
Beginning Reserve Account Balance		22,767,985.48
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		22,767,985.48
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		5,914,840.12
Gross Reserve Account Balance		28,682,825.60
Remaining Available Collections Released to Seller		5,914,840.12
Total Ending Reserve Account Balance		22,767,985.48

V. POOL STATISTICS

Weighted Average Remaining Maturity		10.16
Monthly Prepayment Speed		105%
Lifetime Prepayment Speed		78%

	$	units
Recoveries of Defaulted and Casualty Receivables	1,032,344.16
Securitization Value of Defaulted Receivables and Casualty Receivables	1,330,220.83	74
Aggregate Defaulted and Casualty Gain (Loss)	(297,876.67)
Pool Balance at Beginning of Collection Period	965,845,653.99
Net Loss Ratio	-0.0308%

Cumulative Net Losses for all Periods	0.1703%	2,585,264.41

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	7,393,239.25	393
61-90 Days Delinquent	1,585,291.40	79
91-120+ Days Delinquent	650,260.95	34
Total Delinquent Receivables:	9,628,791.60	506
60+ Days Delinquencies as Percentage of Receivables	0.23%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	18,593,296.00	1211
Securitization Value	20,764,149.92
Aggregate Residual Gain (Loss)	(2,170,853.92)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	126,951,616.03	8,095
Cumulative Securitization Value	136,631,592.83
Cumulative Residual Gain (Loss)	(9,679,976.80)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		17,015,646.62
Reimbursement of Outstanding Advance		11,354,274.46
Additional Advances for current period		16,264,619.44
Ending Balance of Residual Advance		21,925,991.60

Beginning Balance of Payment Advance		1,641,111.74
Reimbursement of Outstanding Payment Advance		658,953.87
Additional Payment Advances for current period		542,839.94
Ending Balance of Payment Advance		1,524,997.81

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of September 2014

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No